LINE OF CREDIT (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
LINE OF CREDIT [Abstract]
Line of credit, borrowing capacity			$ 900,000
Interest rate additional rate over LIBOR			3.75%
Bank line of credit	839,591	839,591		839,591
Maximum debt service coverage ratio		1.25
Subordinated loan outstanding to chairman		1,200,000
Interest expense on line of credit	$ 8,896	$ 27,277